Accounts Receivable	6 Months Ended
Jun. 30, 2023
Accounts Receivable

4.  Accounts Receivable

Accounts receivable from contracts with customers consisted of the following:

	June 30,	December 31,
	2023	2022

	(in US$’000)
Accounts receivable—third parties	127,180	94,531
Accounts receivable—related parties (Note 15(ii))	2,212	3,517
Allowance for credit losses	(189)	(60)
Accounts receivable, net	129,203	97,988

Substantially all accounts receivable are denominated in RMB, US$ and HK$ and are due within one year from the end of the reporting periods. The carrying values of accounts receivable approximate their fair values due to their short-term maturities.

An aging analysis for accounts receivable—third parties based on the relevant invoice dates is as follows:

	June 30,	December 31,
	2023	2022

	(in US$’000)
Not later than 3 months	109,809	84,007
Between 3 months to 6 months	14,073	7,478
Between 6 months to 1 year	2,088	1,947
Later than 1 year	1,210	1,099
Accounts receivable—third parties	127,180	94,531

Movements on the allowance for credit losses:

	2023	2022

	(in US$’000)
As at January 1	60	20
Increase in allowance for credit losses	150	119
Decrease in allowance due to subsequent collection	(17)	(14)
Exchange difference	(4)	(4)
As at June 30	189	121